DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

8. DERIVATIVE LIABILITIES

The Company analyzed the compound features of variable conversion and redemption embedded in the preferred shares instrument, for potential derivative accounting treatment on the basis of ASC 820 (Fair Value in Financial Instruments), ASC 815 (Accounting for Derivative Instruments and Hedging Activities), Emerging Issues Task Force (“EITF”) Issue No. 00–19 and EITF 07–05, and determined that the embedded derivatives should be bundled and valued as a single, compound embedded derivative, bifurcated from the underlying equity instrument, treated as a derivative liability, and measured at fair value. A roll-forward of activity is presented below for the six months ended September 30, 2025 and 2024:

	Fiscal Year 2026	Fiscal Year 2025
	$	$
Derivative liabilities, beginning of period - March 31	1,478,717	1,435,668
New issuance [Note 9]	-	649,533
Change in fair value of derivatives during period – September 30	6,155	533,126
Reduction due to preferred shares converted [Note 9]	(102,769)	(969,150)
Derivative liabilities, end of period	1,382,103	1,649,177

The lattice methodology was used to value the derivative components of Series A Preferred Stock, using the following assumptions during the six months ended September 30, 2025, and 2024:

	September 30, 2025	September 30, 2024
Dividend yield (%)	12	12
Risk-free rate for term (%)	3.8 – 4.3	4.1 - 5.1
Volatility (%)	143.3 – 194.2	91.2 - 132.5
Remaining terms (Years)	0.25 – 0.46	0.67 - 1.59
Stock price ($ per share)	0.26 – 0.58	0.24 - 1.14

The Monte Carlo simulation methodology was used to value the derivative components of Series B Preferred Stock, using the following assumptions during the six months ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Dividend yield (%)	12	12
Risk-free rate for term (%)	3.7 – 4.4	3.7 - 5.1
Volatility (%)	121.7 – 185.8	126.4 - 182.2
Remaining terms (Years)	0.22 – 1.55	0.97 - 2
Stock price ($ per share)	0.29 – 0.69	0.24 - 1.34

In addition, the Company recorded derivative liabilities related to the conversion and redemption features of the convertible notes, as well as warrants that were issued in connection with the convertible notes (Note 5). Any noteholder and placement agent warrants that were issued after the finalization of exercise price was accounted for as equity. A roll-forward of activity is presented below for the six months ended September 30, 2025 and 2024:

	Fiscal Year 2026	Fiscal Year 2025
	$	$

Balance beginning of period – March 31	424,200	991,866
Conversion to common shares	-	(490,972)
Change in fair value of derivative liabilities	27,816	(32,515)
Convertible note redemption	(8,433)	(8,320)
Balance end of period – September 30	443,583	460,059

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

The Monte-Carlo methodology was used to value the convertible note and warrant derivative components during the six months ended September 30, 2025 and 2024, using the following assumptions:

	September 30, 2025	September 30, 2024
Risk-free rate for term (%)	0.1 - 4.4	4.1 - 5.2
Volatility (%)	134 - 197.7	91.2 - 352.4
Remaining terms (Years)	0.22 - 1.55	0.25 - 0.5
Stock price ($ per share)	0.29 - 0.69	0.24 -1.45

8. DERIVATIVE LIABILITIES

The Company analyzed the compound features of variable conversion and redemption embedded in the preferred shares instrument, for potential derivative accounting treatment on the basis of ASC 820 (Fair Value in Financial Instruments), ASC 815 (Accounting for Derivative Instruments and Hedging Activities), Emerging Issues Task Force (“EITF”) Issue No. 00–19 and EITF 07–05, and determined that the embedded derivatives should be bundled and valued as a single, compound embedded derivative, bifurcated from the underlying equity instrument, treated as a derivative liability, and measured at fair value. A roll-forward of activity is presented below for the year ended March 31, 2025 and 2024:

	Fiscal Year 2025 $	Fiscal Year 2024 $
Derivative liabilities, beginning of year	1,435,668	759,065
New issuance [Note 9]	649,533	964,446
Change in fair value of derivatives during the year	553,208	(92,961)
Reduction due to preferred shares redeemed [Note 9]	(1,159,692)	(194,882)
Derivative liabilities, end of year	1,478,717	1,435,668

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

The lattice methodology was used to value the derivative components, using the following assumptions:

	Fiscal Year	Fiscal Year
	2025	2024
Dividend yield (%)	12	12
Risk-free rate for term (%)	3.7 – 5.1	4.7 – 13.7
Volatility (%)	91.2 – 194.2	71.9 – 119.1
Remaining terms (Years)	0.17 – 2.0	0.25 – 2.01
Stock price ($ per share)	0.24 – 1.34	0.98 – 3.82

In addition, the Company recorded derivative liabilities related to the conversion and redemption features of the convertible notes, as well as warrants that were issued in connection with the convertible notes (Note 5). Any noteholder and placement agent warrants that were issued after the finalization of exercise price was accounted for as equity.

	Fiscal Year 2025 $	Fiscal Year 2024 $

Balance beginning of year	991,866	1,008,216
New Issuance	-	1,224,932
Conversion to common shares	(509,303)	(45,680)
Convertible note redemption	(59,011)	-
Change in fair value of derivative liabilities	648	83,184
End of derivative treatment of warrants	-	(1,278,786)
Convertible note modification	-	-
Balance end of year	424,200	991,866

The Monte-Carlo methodology was used to value the convertible note and warrant derivative components, using the following assumptions:

	Fiscal Year	Fiscal Year
	2025	2024
Risk-free rate for term (%)	0.1 – 5.2	4.2 – 5.3
Volatility (%)	91.2 – 194.4	76.2 – 126.6
Remaining terms (Years)	0.25 – 0.5	0.25 – 1.49
Stock price ($ per share)	0.24 – 1.45	1.08 – 4.20

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)